Form N-1A Cover	Aug. 22, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Document Effective Date	Aug. 28, 2025
Entity Central Index Key	0001314414
Document Creation Date	Aug. 22, 2025
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Prospectus Date	Aug. 28, 2025